As filed with the Securities and Exchange Commission on September 21, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2006 (Unaudited)
Alpine Municipal Money Market Fund

Principal
Amount		Value
Municipal Bonds - 99.6%
	Alabama - 1.8%
$1,325,000	Forsyth Housing Authority Multi-Family Revenue, Union Hill Apartments LP
	(LOC: Columbus Bank & Trust)
	3.920%, 08/07/2006 (a)(b)	$1,325,000
1,500,000	Mobile Industrial Development Revenue, Hosea O Weaver & Sons
	(LOC: Regions Bank)
	3.850%, 08/07/2006 (a)(b)	1,500,000
280,000	Montgomery Industrial Development Revenue, Dev-Kinpak Inc.
	(LOC: Regions Bank)
	3.900%, 08/07/2006 (a)(b)	280,000
1,260,000	Montgomery Industrial Development Revenue, Norment Industries Inc.
	(LOC: LaSalle Bank N.A.)
	3.850%, 08/07/2006 (a)(b)	1,260,000
		4,365,000
	Alaska - 0.4%
855,000	Alaska Industrial Development & Export Authority - Lot 12
	(LOC: Bank of America N.A.)
	4.150%, 08/07/2006 (a)(b)	855,000

	Colorado - 12.0%
3,000,000	Bachelor Gulch Metropolition District
	(LOC:Compass Bank)
	3.600%, 12/01/2006 (a)(c)	3,000,000
1,900,000	Broomfield Village Metropolitan District 2, Special Obligation Revenue
	(LOC: Compass Bank)
	3.890%, 08/07/2006 (a)(b)	1,900,000
2,100,000	Denver City & County Economic Development Revenue, Western Stock Show Project
	(LOC: Bank One Colorado N.A.)
	3.830%, 08/07/2006 (a)(b)	2,100,000
1,000,000	Four Mile Ranch Metropolition District No. 1
	(LOC: Zions First National Bank)
	3.500%, 12/01/2006 (a)(b)(c)	1,000,000
1,850,000	Housing & Finance Authority Economic Development Revenue
	(LOC: California Bank and Trust)
	3.870%, 08/07/2006 (a)(b)	1,850,000
1,475,000	Housing & Finance Authority Economic Development Revenue, Top Shop - Series A
	(LOC: JP Morgan Chase Bank)
	3.860%, 08/07/2006 (a)(b)	1,475,000
1,000,000	Housing & Finance Authority Economic Revenue, Casarosa & Denver Gasket
	(LOC: Keybank N.A.)
	3.870%, 08/07/2006 (a)(b)	1,000,000
2,122,000	Jefferson County Industrial Development Revenue, EPI-Center LLC
	(LOC: JP Morgan Chase Bank)
	3.860%, 08/07/2006 (a)(b)	2,122,000
2,000,000	Revenue Bond Certificate Series Trust 2004-1, Castlegate 1
	(CS: AIG Retirement Services, Inc.)
	3.890%, 08/07/2006 (a)(b)	2,000,000
2,000,000	Revenue Bond Certificate Series Trust 2004-1, Castlegate 2
	(CS: AIG Retirement Services, Inc.)
	3.890%, 08/07/2006 (a)(b)	2,000,000
3,100,000	Revenue Bond Certificate Series Trust 2004-13, Centennial
	(CS: AIG)
	3.890%, 08/07/2006 (a)(b)	3,100,000
2,500,000	Strategic Agriculture Development Authority, Rocky Mountain Milling, LLC
	(LOC: COBANK ACB)
	3.790%, 08/07/2006 (a)(b)	2,500,000
1,000,000	Triview Metropolitan District - Series A
	(LOC: Compass Bank)
	3.375%, 11/01/2006 (a)(b)(c)	1,000,000
3,500,000	Wildgrass Metropolitan District
	(LOC: Compass Bank)
	3.600, 12/01/2006 (a)(b)(c)	3,500,000
		28,547,000
	Florida - 0.8%
2,000,000	Brevard County Industrial Development Revenue, Designers Choic Cabinetry
	(LOC: Amsouth Bank)
	3.860%, 08/07/2006 (a)(b)	2,000,000

	Georgia - 2.3%
1,310,000	De Kalb County Housing Authority Revenue, Stone Mill Run Apartments
	(LOC: First Tennessee Bank)
	3.890%, 08/07/2006 (a)(b)	1,310,000
1,510,000	Douglas County Development Authority Revenue, Denyse Signs Inc.
	(LOC: Bank of North Georgia)
	3.890%, 08/07/2006 (a)(b)	1,510,000
290,000	Franklin County Industrial Building Authority Revenue, Ross Operating Valve Co.
	(LOC: Comerica Bank)
	3.900%, 08/07/2006 (a)(b)	290,000
2,300,000	Walton County Industrial Building Authority Revenue, Leggett & Platt Inc.
	(LOC: Wachovia Bank N.A.)
	3.840%, 08/07/2006 (a)(b)	2,300,000
		5,410,000
	Illinois - 10.7%
1,030,000	Carol Stream Industrial Development Revenue, MI Enterprises
	(LOC: JP Morgan Chase Bank)
	3.890%, 08/07/2006 (a)(b)	1,030,000
965,000	Clinton Industrial Development Revenue, McElroy Metal Mill Inc.
	(LOC: Amsouth Bank)
	3.910%, 08/07/2006 (a)(b)	965,000
3,080,000	Development Authority Industrial Development Revenue, Mattingly Lumber Project - Series A
	(LOC: First Bank)
	3.840%, 08/07/2006 (a)(b)	3,080,000
1,340,000	Development Finance Authority Industrial Development, Haskris County
	(LOC: Bank One N.A.)
	3.880%, 08/07/2006 (a)(b)	1,340,000
2,625,000	Development Finance Authority Industrial Development, Maclean-Fogg Co.
	(LOC: Bank of America N.A.)
	3.880%, 08/07/2006 (a)(b)	2,625,000
800,000	Development Finance Authority Multifamily Revenue, Butterfield Creek
	(LOC: Amsouth Bank)
	3.890%, 08/07/2006 (a)(b)	800,000
1,625,000	Finance Authority Industrial Development Revenue, E Kinast - Series A
	(LOC: JP Morgan Chase Bank)
	3.880%, 08/07/2006 (a)(b)	1,625,000
1,190,000	Harvard Health Care Facility Revenue, Harvard Memorial Hospital Inc.
	(LOC: M&I Bank)
	3.870%, 08/07/2006 (a)(b)	1,190,000
855,000	Development Financial Authority, Church Road Partnerhship
	(LOC: Bank One N.A.)
	3.880%, 08/07/2006 (a)(b)	855,000
8,000,000	Lakemoor Multifamily Revenue, Jupiter Realty Corp.
	(CS: Bayerische Landesbank)
	3.870%, 08/07/2006 (a)(b)	8,000,000
4,000,000	Phoenix Realty Special Account -U LP Multifamily Revenue, Brightons Mark
	(LOC: Northern Trust Company)
	3.850%, 08/07/2006 (a)(b)	4,000,000
		25,510,000
	Indiana - 1.4%
810,000	Lawrence Industrial Economic Development Revenue, Southwark Metal Manufacturing Co.
	(LOC: Citizens Bank)
	3.850%, 08/07/2006 (a)(b)	810,000
455,000	Princeton Industrial Development Revenue, Orion Denki American Inc.
	(LOC: Bank of Mitsubishi Tokyo)
	3.960%, 08/07/2006 (a)(b)	455,000
2,050,000	Shelbyville Industrial Economic Development Revenue, AFR Properties & American Resources
	(LOC: Associated Bank N.A.)
	3.950%, 08/07/2006 (a)(b)	2,050,000
		3,315,000
	Iowa - 3.1%
1,345,000	Eldridge Industrial Development Revenue, American Finishing Resources, Inc.
	(LOC: Associated Bank N.A.)
	3.950%, 08/07/2006 (a)(b)	1,345,000
6,000,000	Finance Authority Single Family Revenue - Series C
	(SPA: State Street B&T Co.)
	3.500%, 09/01/2006 (a)(b)(c)	6,000,000
		7,345,000
	Kentucky - 0.2%
400,000	Bardstown Industrial Revenue
	(LOC: Bank of Michigan)
	3.880%, 08/07/2006 (a)(b)	400,000

	Louisiana - 2.8%
6,600,000	Calcasieu Parish Industrial Development Board, Citgo Petroleum
	(LOC: Natexis Banque Populair)
	3.720%, 08/01/2006 (a)(b)	6,600,000

	Michigan - 1.2%
1,800,000	Strategic Fund, Ltd Obligation Revenue, Kaja Enterprises, LLC Project
	(LOC: National City Bank Midwest)
	3.820%, 08/07/2006 (a)(b)	1,800,000
1,000,000	Strategic Fund Ltd. Obligation Revenue Series A, Waterland Battle Creek Properties LLC
	(LOC: Fifth Third Bank)
	4.010%, 08/07/2006 (a)(b)	1,000,000
		2,800,000
	Minnesota - 1.6%
3,740,000	Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
	3.960%, 08/07/2006 (a)(b)	3,740,000

	Mississippi - 2.8%
6,750,000	Prentiss County Industrial Development Reveune, Heidelberg Eastern
	(LOC: UniBank Savings)
	4.000%, 08/30/2006 (a)(b)	6,750,000

	Missouri - 5.0%
2,600,000	Cabool Industrial Development Authority, Ameriduct Worldwide Inc.
	(LOC: Harris Trust & Savings Bank)
	3.870%, 08/07/2006 (a)(b)	2,600,000
3,805,000	Springfield Industrial Development Authority Revenue, DMP Properties LLC
	(LOC: U.S. Bank N.A.)
	3.890%, 08/07/2006 (a)(b)	3,805,000
2,000,000	St. Joseph Industrial Development Authority Industrial Development Revenue, Albaugh Inc. - Series A
	(LOC: U.S. Bank N.A.)
	3.990%, 08/07/2006 (a)(b)	2,000,000
3,490,000	Washington Industrial Development Authority Industrial Revenue, Clemco Industries
	(LOC: Comerica Bank)
	3.920%, 08/07/2006 (a)(b)	3,490,000
		11,895,000
	New Mexico - 1.9%
1,360,000	Albuquerque Industrial Development Revenue, Karsten Company
	(LOC: U.S. Bank N.A.)
	3.850%, 08/07/2006 (a)(b)	1,360,000
455,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
	(LOC: American National Band & Trust)
	3.880%, 08/07/2006 (a)(b)	455,000
1,300,000	New Mexico Housing Authority Region III Multifamily Revenue, El Pueblo Apartments - Series A
	(LOC: PNC Bank N.A.)
	3.890%, 08/07/2006 (a)(b)	1,300,000
1,500,000	New Mexico Housing Authority Region III Multifamily Revenue, Madeira Court Apartments - Series B
	(LOC: PNC Bank N.A.)
	3.890%, 08/07/2006 (a)(b)	1,500,000
		4,615,000
	New York - 1.3%
725,000	Erie County Industrial Development Agency Revenue, MMars 3rd Pg - B&G Properties - Class B
	(LOC: HSBC Bank USA N.A.)
	4.100%, 08/07/2006 (a)(b)	725,000
650,000	New York City General Obligation Bond - Series P
	4.000%, 08/01/2006	650,000
115,000	Niagara County Industrial Development Agency Revenue, MMars Second Program - Series A
	4.100%, 08/07/2006 (a)(b)	115,000
1,500,000	Riverhead Industrial Development Authority, Altaire Pharmaceuticals Project
	(LOC: Mellon Bank N.A.)
	3.800%, 08/07/2006 (a)(b)	1,500,000
		2,990,000
	Ohio - 4.0%
720,000	Cuyahoga County Industrial Development Revenue, Edge Seal Technologies
	(LOC: Firstmerit Bank)
	3.890%, 08/07/2006 (a)(b)	720,000
1,400,000	Hamilton County Economic Development Revenue, Union Institute
	(LOC: Huntington National Bank)
	3.870%, 08/07/2006 (a)(b)	1,400,000
2,360,000	Portage County Industrial Development Revenue, NCSP Limited Partnership
	(LOC: Huntington National Bank)
	3.880%, 08/07/2006 (a)(b)	2,360,000
2,250,000	Richland County Industrial Development Revenue, Mansfield Motel Partnership
	(LOC: Huntington National Bank)
	3.880%, 08/07/2006 (a)(b)	2,250,000
2,800,000	Wood County Industrial Development Revenue, Edge Seal Technologies
	(LOC: Firstmerit Bank)
	3.920%, 08/07/2006 (a)(b)	2,800,000
		9,530,000
	Rhode Island - 0.7%
1,600,000	Industrial Facilities Corporation Development Revenue, Greystone of Lincoln Project
	(LOC: Citizens Bank NA)
	3.850%, 08/07/2006 (a)(b)	1,600,000

	South Carolina - 1.0%
2,400,000	Jobs Economic Development Revenue, Dorris Properties, LLC Project
	(LOC: Carolina First Bank)
	3.750%, 08/07/2006 (a)(b)	2,400,000

	South Dakota - 0.9%
1,400,000	Brookings Industrial Development Revenue, Lormar Development Co.
	(LOC: U.S. Bank N.A.)
	3.820%, 08/07/2006 (a)(b)	1,400,000
840,000	South Dakota Economic Development Finance Authority Economic Revenue, Vicom Ltd.
	(LOC: Associated Bank N.A.)
	3.920%, 08/07/2006 (a)(b)	840,000
		2,240,000
	Tennessee - 1.4%
1,000,000	Hamilton County Industrial Development Revenue, Hamilton Plastics Inc.
	(LOC: First American National Bank)
	3.910%, 08/07/2006	1,000,000
2,000,000	Huntingdon Industrial Development Board Revenue, Associates Rubber Co
	(LOC: Sun Trust Bank) (a)(b)
	3.990%, 08/07/2006	2,000,000
340,000	Jackson Health Educational & Housing Facility Board Revenue, Creekside Apartments
	(LOC: First Tennessee Bank)
	4.000, 12/01/2006 (a)(b)(c)	340,000
		3,340,000
	Texas - 8.9%
5,000,000	Archer City Growth & Development, Pork Products II
	(LOC: Bank of Oklahoma N.A., Suntrust Bank)
	3.790%, 08/07/2006 (a)(b)	5,000,000
2,000,000	Montgomery County Industrial Development Revenue, Medical Manufacturing Partners
	(LOC: Bank One Texas N.A.)
	3.860%, 08/07/2006 (a)(b)	2,000,000
9,500,000	Port Corpus Christi Authority Nueces County Waste Disposal, Flint Hills Resources LP
	(CS: Flint Hills Resources)
	3.940%, 08/07/2006 (a)(b)	9,500,000
4,500,000	Port Arthurity Naval District Revenue, Multi Mode Reference - Series C
	(CS: Total FINA Elf S.A.)
	3.950%, 08/07/2006 (a)(b)	4,500,000
315,000	Saginaw Industrial Development Authority, Glad Investing Project
	(LOC: Bank One Texas N.A.)
	4.030%, 08/07/2006 (a)(b)	315,000
		21,315,000
	Utah - 1.0%
2,500,000	Utah Housing Corporation Multifamily Revenue, Todd Hollow Apartments - A
	(CS: AIG)
	3.890%, 08/07/2006 (a)(b)	2,500,000

	Washington - 3.1%
1,110,000	Economic Development Finance Authority Revenue, Belina Interiors Inc. - Series F
	(LOC: Keybank N.A.)
	3.870%, 08/07/2006 (a)(b)	1,110,000
1,700,000	Economic Development Finance Authority Revenue, Hillstrom Ventures LLC
	(LOC: U.S. Bank N.A.)
	3.850%, 08/07/2006 (a)(b)	1,700,000
2,745,000	Economic Development Finance Authority Revenue, Wesmar Co. Inc., Project - Series F
	(LOC: U.S. Bank N.A.)
	3.900%, 08/07/2006 (a)(b)	2,745,000
1,855,000	Economic Development Financel Authority Revenue, B&H Dental Laboratory Project - Series B
	(LOC: U.S. Bank N.A.)
	3.850%, 08/07/2006 (a)(b)	1,855,000
		7,410,000
	Wisconsin - 6.6%
3,375,000	Fox Lake Redevelopment Authority Revenue, Karavan Trailers Inc.
	3.920%, 08/07/2006 (a)(b)	3,375,000
1,380,000	Franklin Industrial Development Revenue, Howard Henz Co. Inc.
	(LOC: Associated Bank N.A.)
	3.950%, 08/07/2006 (a)(b)	1,380,000
1,750,000	Franklin Industrial Development Revenue, Smyczek/ECS Project
	(LOC: Wells Fargo Bank N.A.)
	3.880%, 08/07/2006 (a)(b)	1,750,000
4,310,000	Hull Industrial Development Revenue, Welcome Dairy Inc.
	(LOC: Associated Bank N.A.)
	3.890%, 08/07/2006 (a)(b)	4,310,000
1,920,000	Reedsburg Industrial Development Revenue, Cellox LLC
	(LOC: Associated Bank N.A.)
	3.950%, 08/07/2006 (a)(b)	1,920,000
1,625,000	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properites
	(LOC: Associated Bank N.A.)
	3.950%, 08/07/2006 (a)(b)	1,625,000
1,300,000	Sheboygan Industrial Development Revenue, Polyfab & Gill-Janssen
	(LOC: Associated Bank Lakeshore)
	3.920%, 08/07/2006 (a)(b)	1,300,000
200,000	Sturgeon Bay Industrial Development Revenue, Midwest Wire Realty
	(LOC: Associated Bank Milwaukee)
	3.950%, 08/07/2006 (a)(b)	200,000
		15,860,000
	Multistate - 22.7%
11,220,000	Class B Revenue Bond Certificates - Series Trust 2004-1
	(SPA: AIG Retirement Services)
	3.890%, 08/07/2006 (a)(b)	11,220,000
20,300,000	Puttable Floating Option Tax-Exempt Receipts P-floats
	(CS: Merrill Lynch Capital Services)
	3.890%, 08/07/2006 (a)(b)	20,300,000
10,685,000	Puttable Floating Option Tax-Exempt Receipts, Regular Floats Mode A PPT-38
	(LOC: Lloyds TSB Bank)
	4.320, 08/07/2006 (a)(b)(c)	10,685,000
5,000,000	Revenue Bond Certificate Series Trust 2005-1
	(CS: AIG)
	3.810%, 08/07/2006 (a)(b)	5,000,000
5,000,000	Revenue Bond Certificate Series Trust 2006-2, Meridian Apartments
	(CS: AIG)
	3.810%, 08/07/2006 (a)(b)	5,000,000
2,000,000	Revenue Bond Certificate Series Trust 2006-4, Wildwood Branch
	(CS: AIG)
	3.810%, 08/07/2006 (a)(b)	2,000,000
		54,205,000
	Total Municipal Bonds	237,537,000
Money Market Funds - 0.0%
10,308	Federated Government Obligations Fund	10,308
	Total Money Market Funds	10,308
	Total Investments (Cost $237,547,308) - 99.6%	237,547,308
	Other Assets, less Liabilities - 0.4%	972,075
	TOTAL NET ASSETS - 100.0%	$238,519,383

(a)	Variable Rate Security - The rate reported is the rate in effect as of July 31, 2006. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c)	Put Bond
CS	Credit Support
LOC	Letter of Credit
SPA	Standby Purchase Agreement

Schedule of Investments
July 31, 2006 (Unaudited)
Alpine Tax Optimized Income

Principal
Amount		Value
Corporate Bonds - 3.3%
1,000,000	AOL Time Warner Inc
	6.150%, 05/01/2007	$1,004,560
500,000	CIT Group Inc.
	4.000%, 05/08/2008	487,858
	Total Corporate Bonds	1,492,418
Municipal Bonds - 95.7%
	Alabama - 2.0%
900,000	Mcintosh Industrial Development Board Environmental Revenue, CIBC Specialty
	4.110%, 08/01/2006 (a)(b)	900,000

	Arizona - 7.7%
3,000,000	Maricopa County Industrial Development Authority Multifamiy Housing Revenue, Affordable Housing, Series - B
	4.400%, 08/30/2006 (e)	3,000,000
445,000	Maricopa County Industrial Development Authority Multifamily Revenue, San Fernando Apartments LP - Series A
	(CS: Fannie Mae)
	3.950%, 08/07/2006 (a)(b)(e)	445,000
		3,000,000
	Arkansas - 3.8%
1,700,000	Searcy Industrial Development Revenue, Yarnell Ice Cream Co.
	(CS: ADFA GTD)
	4.640%, 08/07/2006 (a)(b)	1,700,000

	California - 4.4%
1,000,000	Statewide Communities Development Authority Solid Waste Facilities Revenue, Waste Managment Inc.
	(CS: Waste Management, Inc.)
	2.900%, 04/01/2007 (a)(b)(d)	990,680
1,000,000	Stockton Certificates, United Christian Schools
	(LOC: Pacific Capital Bank N.A.)
	4.000%, 08/07/2006 (a)(b)	1,000,000
		1,990,680
	Illinois - 2.2%
1,000,000	Student Assistance Loan Revenue, Taxable - Series V
	(CS: GTD Student Loans)
	5.480%, 08/30/2006 (a)(b)(e)	1,000,000

	Indiana - 6.7%
1,000,000	Monroe County Industrial Economic Development Revenue
	(LOC: Old National Bank)
	4.250%, 08/07/2006 (a)(b)	1,000,000
2,000,000	Vigo County Industrial Development Revenue Republic Services Inc.
	3.990%, 08/07/2006 (a)(b)	2,000,000
		3,000,000
	Kansas - 2.5%
1,110,000	State Development Finance Authority, Four Seasons Apartments Project
	(LOC: US Bank N.A.)
	3.860%, 08/07/2006 (a)(b)	1,110,000

	Kentucky - 1.4%
650,000	Shelby County Industrial Building Revenue, Roll Forming Corp.
	(LOC: Bayerische)
	4.030%, 08/07/2006 (a)(b)	650,000

	Louisiana - 23.6%
2,000,000	Ascension Parish Waste Disposal, Alliedsignal Inc.
	3.990%, 08/07/2006 (a)(b)	2,000,000
900,000	Caddo-Bossier Parishes Port Commission, Shreveport Fabrications
	(LOC: Hibernia National Bank)
	4.660%, 08/07/2006 (a)(b)	900,000
2,200,000	Jefferson Parish Industrial Development Board
	4.600%, 08/01/2006 (a)(b)	2,200,000
5,500,000	Local Government Environment Facilities Comunity Development Authority Revenue, Caddo-Bossier Parishes
	(LOC: Hibernia National Bank)
	4.660%, 08/07/2006 (a)(b)	5,500,000
		10,600,000
	Maryland - 2.2%
1,000,000	State Health & Higher Education Facilities Authority Revenue, Loyola College Series - B
	3.450%, 10/03/2006 (e)	1,000,000

	Massachusetts - 7.2%
1,045,000	State Industrial Finance Agency Revenue, Asahi/America Inc.
	3.125%, 03/01/2009 (a)(b)(d)	1,020,788
2,200,000	State Port Authority Revenue Bonds, Delta Air Lines Series - B
	4.200%, 08/30/2006 (a)(b)(e)	2,200,000

	Minnesota - 3.3%
1,480,000	St. Cloud Housing & Redevelopment Authority Industrial Development Revenue, CMMB LLP
	(LOC: Bremer Bank N.A.)
	4.200%, 08/07/2006 (a)(b)	1,480,000

	Missouri - 4.9%
2,200,000	Higher Education Authority Student Loan, Taxable Series - F
	(CS: GTD Student Loans)
	5.470%, 08/30/2006 (a)(b)(e)	2,200,000
	New Jersey - 4.9%
500,000	Bayonne Tax Anticipation Notes Series - A
	5.000%, 10/13/2006	500,430
500,000	Bayonne Tax Anticipation Notes Series - B
	5.000%, 12/11/2006	500,745
1,165,000	Tobacco Settlement Finance Corporation
	5.750%, 06/01/2032	1,217,588
		2,218,763
	New York - 2.5%
600,000	Monroe County Industrial Development Agency Revenue, Turbine Parts
	8.000%, 12/01/2006	625,836
500,000	Westchester Tobacco Asset Securitization Corporation
	5.000%, 06/01/2026	495,620
		1,121,456
	Ohio - 0.5%
215,000	Summit County Industrial Development Revenue, LKL Properties Inc.
	(LOC: Firstmerit Bank N.A.)
	4.200%, 08/07/2006 (a)(b)	215,000

	Puerto Rico 2.7%
1,200,000	Puerto Rico GDB
	3.850%, 10/02/2006 (c)	1,200,000

	Oklahoma - 4.0%
1,800,000	Tulsa County Industrial Authority Multifamily Revenue, Affordable Housing Series B
	4.550%, 08/30/2006 (e)	1,800,000

	South Carolina - 2.2%
1,000,000	Charleston County Industrial Revenue, Tandy Corporation
	4.950%, 08/07/2006 (a)(b)	1,000,000

	Texas - 7.0%
1,200,000	Cypress-Fairbanks Independent School District - Series B
	5.000%, 08/15/2007 (a)(b)(d)	1,214,808
1,960,000	Revenue Bond Certificates Series Trust, Heather Lane - Taxable
	(CS: AIG)
	5.650%, 08/07/2006 (a)(b)	1,960,000
		3,174,808
	Total Municipal Bonds	43,026,495
Short Term Investments - 0.1%
	Money Market Funds - 0.1%
44,201	Federated Government Obligations Fund	44,201
	Total Short-Term Investments	44,201
	Total Investments (Cost $44,524,270) - 99.1%	44,563,114
	Other Assets, less Liabilities - 0.9%	396,994
	TOTAL NET ASSETS - 100.0%	$44,960,108

(a)	Variable Rate Security - The rate reported is the rate in effect as of July 31, 2006. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c)	Commercial Paper
(d)	Put Bond
(e)	Auction Rate Note
CS	Credit Support
LOC	Letter of Credit
GDB	Government Development Bank

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Municipal Money Market Fund
Cost of investments	$237,547,308
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized appreciation	$0

Tax Optimized Income Fund
Cost of investments	$44,524,270
Gross unrealized appreciation	97,066
Gross unrealized depreciation	(58,822)
Net unrealized appreciation	$38,244

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Income Trust

By (Signature and Title) /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date 9/18/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date 9/18/06

By (Signature and Title)* /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date 9/18/06

* Print the name and title of each signing officer under his or her signature.